SHAREHOLDERS EQUITY (Description of Plans) (Details) - shares	12 Months Ended
	Dec. 31, 2017	Aug. 31, 2017	Oct. 31, 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan	4 years
Option One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	6 years
Option Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	7 years
Option Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	10 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan	2 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan	4 years
2008 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total number of shares authorized		4,572,000
Shares available for grant	111,138	5,572,000	1,000,000